Summary of significant accounting policies - Revenue recognition, Backlog (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)
Disaggregation of Revenue
Number of performance obligations | item			1
Period of receiving home closing proceeds (in days)			5 days
Revenue	$ 94,826,702	$ 108,436,860	$ 477,045,949	$ 432,891,510	$ 327,254,305
Contract asset included in Prepaid expense and other assets			611,343	1,361,590
Contract liability included in Other accrued expenses			305,701	957,926
Loss on contracts recognized			$ 0	$ 0	$ 0
Number of units in backlog | item			276	800
Backlog revenue			$ 86,000,000	$ 210,000,000
Backlog cancellation rate			17.50%	14.20%	11.40%
Sale Leaseback Of Model Homes
Disaggregation of Revenue
Revenue			$ 5,188,716
Contract asset included in Prepaid expense and other assets			435,264
Contract liability included in Other accrued expenses			435,264
Transferred at Point in Time
Disaggregation of Revenue
Revenue	92,389,410	104,450,041	456,792,005	$ 419,714,758	$ 318,041,199
Transferred over Time
Disaggregation of Revenue
Revenue	$ 2,437,292	$ 3,986,819	$ 20,253,944	$ 13,176,752	$ 9,213,106